Property, Plant and Equipment	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Property, Plant and Equipment
12	PROPERTY, PLANT AND EQUIPMENT
The table below shows the changes in property, plant and equipment for the fiscal years ended March 31, 2022 and 2021.

	Assets for rent	Land	Buildings	Right of use assets	Others	Total

	(In millions)
Cost	¥571,346	¥467,636	¥759,576	¥484,431	¥414,212	¥2,697,201
Accumulated depreciation and impairment losses	(104,886)	(5,150)	(424,648)	(107,673)	(290,233)	(932,590)

Net carrying amount at April 1, 2020	466,460	462,486	334,928	376,758	123,979	1,764,611

Additions	11,092	—	18,664	93,162	84,848	207,766
Acquisition of subsidiaries and businesses	—	—	60	—	9	69
Disposals	(2,305)	(8,784)	(8,715)	(6,243)	(1,311)	(27,358)
Depreciation	(15,493)	—	(22,340)	(93,793)	(21,312)	(152,938)
Impairment losses	—	(314)	(9,053)	(322)	(1,270)	(10,959)
Exchange differences	(23,768)	909	598	3,200	1,400	(17,661)
Others	1,749	33,363	49,821	240	(94,042)	(8,869)

Net carrying amount	437,735	487,660	363,963	373,002	92,301	1,754,661

Cost	551,598	492,499	809,153	536,305	397,768	2,787,323
Accumulated depreciation and impairment losses	(113,863)	(4,839)	(445,190)	(163,303)	(305,467)	(1,032,662)

Net carrying amount at March 31, 2021	437,735	487,660	363,963	373,002	92,301	1,754,661

Additions	15,951	—	19,802	90,791	47,899	174,443
Acquisition of subsidiaries and businesses	—	2	—	2,622	658	3,282
Disposals	(18,287)	(1,452)	(973)	(6,906)	(1,675)	(29,293)
Depreciation	(17,165)	—	(22,736)	(93,734)	(21,726)	(155,361)
Impairment losses	(28,279)	(1,050)	(14,092)	—	(287)	(43,708)
Exchange differences	44,420	258	1,281	9,610	5,386	60,955
Others	754	581	5,810	50	(9,178)	(1,983)

Net carrying amount	435,129	485,999	353,055	375,435	113,378	1,762,996

Cost	608,839	491,127	811,107	577,603	428,677	2,917,353
Accumulated depreciation and impairment losses	(173,710)	(5,128)	(458,052)	(202,168)	(315,299)	(1,154,357)

Net carrying amount at March 31, 2022	¥435,129	¥485,999	¥353,055	¥375,435	¥113,378	¥1,762,996

The impairment losses on property, plant and equipment are included in “Other expenses” in the consolidated income statements.
The Group had ¥6,587 million and ¥8,532 million of contractual commitments to acquire property, plant and equipment at March 31, 2022 and 2021, respectively.
Recognition of Impairment Losses
The Group recognized impairment loss
es
of
¥43,708
million for the fiscal year ended March 31, 2022, which principally consists of
¥28,279
million for assets for rent, mainly railcars to be leased in the railcar leasing business in the United States, and
¥14,092
million for buildings, including ¥5,016 million for buildings belonging to the SMBC retail banking unit.

For

the fiscal year ended March 31, 2022, the market and economic environment adversely affected the profitability of the railcar leasing business in the United States, and led the Group to recognize impairment losses on the railcars to be leased. To determine whether they might be impaired, the Group identified the cash-generating units based on similarities in the nature and use in the railcar leasing business. The recoverable amount of those impaired assets was principally determined based on the value in use. The discount rate used to estimate the recoverable amount of the assets for rent was approximately
5
%.
For the fiscal year ended March 31, 2022, the
COVID-19
pandemic adversely affected the profitability of the SMBC retail banking unit, and led the Group to recognize impairment losses on buildings belonging to the SMBC retail banking unit, accompanying impairment losses on software as described in Note 14 “Intangible Assets.”